23 Sundry provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	R$ 505,206	R$ 424,542
Additions, inflation adjustments and exchange variation, net	576,237	253,110
Write-offs through usage and payments	(207,235)	(172,446)
Ending balance	874,208	505,206
Rebate [member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	84,110	88,026
Additions, inflation adjustments and exchange variation, net	150,132	74,299
Write-offs through usage and payments	(110,777)	(78,215)
Ending balance	123,465	84,110
Recovery of environmental damage [member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	365,155	307,546
Additions, inflation adjustments and exchange variation, net	306,274	144,617
Write-offs through usage and payments	(68,939)	(87,008)
Ending balance	602,490	365,155
Other [member]
DisclosureOfSundryProvisionsLineItems [Line Items]
Beginning balance	55,941	28,970
Additions, inflation adjustments and exchange variation, net	119,831	34,194
Write-offs through usage and payments	(27,519)	(7,223)
Ending balance	R$ 148,253	R$ 55,941